Inventory	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Inventory
Inventory

4.     Inventory

Inventory consists of the following:

	As of
	March 31,	December 31,
	2012	2011
	(In thousands)
Finished goods - DBS	$298,624	$294,722
Raw materials	141,391	183,675
Work-in-process - used	38,160	29,228
Work-in-process - new	3,259	2,307
Total inventory	$481,434	$509,932

5.     Inventory

Inventory consists of the following:

	As of December 31,
	2011	2010
	(In thousands)
Finished goods - DBS	$294,722	$304,552
Raw materials	183,675	143,100
Work-in-process - used	29,228	36,186
Work-in-process - new	2,307	3,208
Total inventory	$509,932	$487,046